                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
                                               --------
  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    York Capital Management Global Advisors, LLC
Address: 767 Fifth Avenue
         17th Floor
         New York, NY 10153

Form 13F File Number: 28-14350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adam J. Semler
Title:   Chief Operating Officer
Phone:   (212) 300-1300

Signature, Place, and Date of Signing:

   /s/ Adam J. Semler          New York, New York          November 14, 2011
-------------------------   ------------------------   -------------------------
       [Signature]               [City, State]                  [Date]

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         71

Form 13F Information Table Value Total: $3,476,431
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


       COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
----------------------  -------------  ----------  --------  ----------------------  ----------  --------  -----------------------
    NAME OF ISSUER        TITLE OF        CUSIP      VALUE    SHRS OR    SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
                           CLASS                   (X$1000)   PRN AMT    PRN   CALL  DISCRETION  MANAGERS    SOLE      SHARED  NONE
ABOVENET INC                 COM        00374N107    78,305   1,460,916  SH             SOLE                1,460,916
AMERICAN TOWER CORP          CL A       029912201    68,509   1,273,400  SH             SOLE                1,273,400
CENTERPOINT ENERGY INC       COM        15189T107   122,762   6,257,000  SH             SOLE                6,257,000
CHEMTURA CORP              COM NEW      163893209     4,313     430,000  SH             SOLE                  430,000
COMPANHIA BRASILEIRA     SPN ADR PFD
DE DIST                      CL A       20440T201    20,333     660,606  SH             SOLE                  660,606
CITIGROUP INC              COM NEW      172967424    20,492     800,000  SH             SOLE                  800,000
COMMERCIAL VEH GROUP
INC                          COM        202608105     6,550     997,000  SH             SOLE                  997,000
CROWN CASTLE INTL CORP       COM        228227104    47,511   1,168,200  SH             SOLE                1,168,200
CUMMINS INC                  COM        231021106    15,796     193,434  SH             SOLE                  193,434
CUMULUS MEDIA INC            CL A       231082108     1,287     453,156  SH             SOLE                  453,156


       COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
----------------------  -------------  ----------  --------  ----------------------  ----------  --------  -----------------------
    NAME OF ISSUER        TITLE OF        CUSIP      VALUE    SHRS OR    SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
                           CLASS                   (X$1000)   PRN AMT    PRN   CALL  DISCRETION  MANAGERS    SOLE      SHARED  NONE
DANA HLDG CORP               COM        235825205     2,625     250,000  SH             SOLE                  250,000
DISCOVER FINL SVCS           COM        254709108    11,470     500,000  SH             SOLE                  500,000
DOLLAR THRIFTY
AUTOMOTIVE GP                COM        256743105   303,297   5,387,157  SH             SOLE                5,387,157
EL PASO CORP                 COM        28336L109     4,370     250,000  SH             SOLE                  250,000
EXPRESS SCRIPTS INC          COM        302182100     3,707     100,000  SH             SOLE                  100,000
FORTUNE BRANDS INC           COM        349631101   114,413   2,115,623  SH             SOLE                2,115,623
GILAT SATELLITE
NETWORKS LTD               SHS NEW      M51474118    26,071   8,121,651  SH             SOLE                8,121,651
GOODRICH CORP                COM        382388106   274,874   2,277,709  SH             SOLE                2,277,709
GRACE W R & CO DEL NEW       COM        38388F108    33,010     991,298  SH             SOLE                  991,298
HARVEST NATURAL
RESOURCES IN                 COM        41754V103     2,143     250,000  SH             SOLE                  250,000
HERTZ GLOBAL HOLDINGS
INC                          COM        42805T105   107,765  12,108,421  SH             SOLE               12,108,421


       COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
----------------------  -------------  ----------  --------  ----------------------  ----------  --------  -----------------------
    NAME OF ISSUER        TITLE OF        CUSIP      VALUE    SHRS OR    SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
                           CLASS                   (X$1000)   PRN AMT    PRN   CALL  DISCRETION  MANAGERS    SOLE      SHARED  NONE
INTERDIGITAL INC             COM        45867G101    34,538     741,483  SH             SOLE                  741,483
IVANHOE ENERGY INC           COM        465790103     1,033     959,720  SH             SOLE                  959,720
IVANHOE MINES LTD            COM        46579N103    46,838   3,418,809  SH             SOLE                3,418,809
LYONDELLBASELL
INDUSTRIES N              SHS - A -     N53745100     9,547     390,781  SH             SOLE                  390,781
MANITOWOC INC                COM        563571108    36,584   5,452,100  SH             SOLE                5,452,100
MARKETAXESS HLDGS INC        COM        57060D108     2,602     100,000  SH             SOLE                  100,000
NIELSEN HOLDINGS N V         COM        N63218106     9,128     350,000  SH             SOLE                  350,000
PETSMART INC                 COM        716768106    49,834   1,168,435  SH             SOLE                1,168,435
PHARMACEUTICAL PROD
DEV INC                      COM        717124101     2,566     100,000  SH             SOLE                  100,000
RADWARE LTD                  ORD        M81873107    49,909   2,311,695  SH             SOLE                2,311,695
ROCK-TENN CO                 CL A       772739207     5,355     110,000  SH             SOLE                  110,000


       COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
----------------------  -------------  ----------  --------  ----------------------  ----------  --------  -----------------------
    NAME OF ISSUER        TITLE OF        CUSIP      VALUE    SHRS OR    SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
                           CLASS                   (X$1000)   PRN AMT    PRN   CALL  DISCRETION  MANAGERS    SOLE      SHARED  NONE
ROCKWOOD HLDGS INC           COM        774415103    36,460   1,082,213  SH             SOLE                1,082,213
RSC HOLDINGS INC             COM        74972L102    34,225   4,800,184  SH             SOLE                4,800,184
                            RIGHT
SANOFI                    12/31/2020    80105N113     6,965   6,570,600  SH             SOLE                6,570,600
SARA LEE CORP                COM        803111103    85,861   5,251,424  SH             SOLE                5,251,424
TYCO INTERNATIONAL LTD       SHS        H89128104    58,678   1,439,945  SH             SOLE                1,439,945
UNITED CMNTY BKS
BLAIRSVLE G                  COM        90984P303    16,407   2,034,163  SH             SOLE                2,034,163
U S CONCRETE INC           COM NEW      90333L201     4,915   1,195,789  SH             SOLE                1,195,789
WARNER CHILCOTT PLC
IRELAND                     SHS A       G94368100    24,200   1,692,293  SH             SOLE                1,692,293
WILLIAMS COS INC DEL         COM        969457100    96,506   3,964,900  SH             SOLE                3,964,900
AIR PRODS & CHEMS INC        COM        009158106    29,784     390,000  SH    CALL     SOLE
BANK OF AMERICA
CORPORATION                  COM        060505104    29,192   4,770,000  SH    CALL     SOLE


       COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
----------------------  -------------  ----------  --------  ----------------------  ----------  --------  -----------------------
    NAME OF ISSUER        TITLE OF        CUSIP      VALUE    SHRS OR    SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
                           CLASS                   (X$1000)   PRN AMT    PRN   CALL  DISCRETION  MANAGERS    SOLE      SHARED  NONE
BP PLC                  SPONSORED ADR   055622104    32,463     900,000  SH    CALL     SOLE
CATERPILLAR INC DEL          COM        149123101     4,430      60,000  SH    CALL     SOLE
CENTERPOINT ENERGY INC       COM        15189T107     3,924     200,000  SH    CALL     SOLE
CHEMTURA CORP              COM NEW      163893209     1,003     100,000  SH    CALL     SOLE
CITIGROUP INC              COM NEW      172967424   115,268   4,500,000  SH    CALL     SOLE
CROWN CASTLE INTL CORP       COM        228227104     9,151     225,000  SH    CALL     SOLE
CUMMINS INC                  COM        231021106    37,237     456,000  SH    CALL     SOLE
E TRADE FINANCIAL CORP     COM NEW      269246401     2,278     250,000  SH    CALL     SOLE
EXPRESS SCRIPTS INC          COM        302182100     3,707     100,000  SH    CALL     SOLE
FREEPORT-MCMORAN
COPPER & GO                  COM        35671D857    92,568   3,040,000  SH    CALL     SOLE
GENERAL MTRS CO              COM        37045V100   173,082   8,576,900  SH    CALL     SOLE


       COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
----------------------  -------------  ----------  --------  ----------------------  ----------  --------  -----------------------
    NAME OF ISSUER        TITLE OF        CUSIP      VALUE    SHRS OR    SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
                           CLASS                   (X$1000)   PRN AMT    PRN   CALL  DISCRETION  MANAGERS    SOLE      SHARED  NONE
GOLDMAN SACHS GROUP
INC                          COM        38141G104   225,105   2,380,800  SH    CALL     SOLE
HERTZ GLOBAL HOLDINGS
INC                          COM        42805T105    29,370   3,300,000  SH    CALL     SOLE
IVANHOE MINES LTD            COM        46579N103    44,526   3,250,100  SH    CALL     SOLE
MANITOWOC INC                COM        563571108    22,479   3,350,000  SH    CALL     SOLE
MEAD JOHNSON
NUTRITION CO                 COM        582839106     7,227     105,000  SH    CALL     SOLE
MORGAN STANLEY             COM NEW      617446448     4,053     300,000  SH    CALL     SOLE
MOSAIC CO NEW                COM        61945C103    19,588     400,000  SH    CALL     SOLE
MOTOROLA SOLUTIONS INC     COM NEW      620076307     8,380     200,000  SH    CALL     SOLE
ROCK-TENN CO                 CL A       772739207     4,868     100,000  SH    CALL     SOLE
ROCKWOOD HLDGS INC           COM        774415103     6,738     200,000  SH    CALL     SOLE
                         S&P RETAIL
SPDR SERIES TRUST            ETF        78464A714   218,061   4,717,900  SH    CALL     SOLE


       COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
----------------------  -------------  ----------  --------  ----------------------  ----------  --------  -----------------------
    NAME OF ISSUER        TITLE OF        CUSIP      VALUE    SHRS OR    SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
                           CLASS                   (X$1000)   PRN AMT    PRN   CALL  DISCRETION  MANAGERS    SOLE      SHARED  NONE
VULCAN MATLS CO              COM        929160109    46,452   1,685,500  SH    CALL     SOLE
EXPRESS SCRIPTS INC          COM        302182100     3,707     100,000  SH    PUT      SOLE                  100,000
                         FTSE CHINA25
ISHARES TR                   IDX        464287184     3,083     100,000  SH    PUT      SOLE                  100,000
ISHARES TR               RUSSELL 2000   464287655    45,010     700,000  SH    PUT      SOLE                  700,000
SPDR GOLD TRUST            GOLD SHS     78463V107   349,313   2,210,000  SH    PUT      SOLE                2,210,000
SPDR S&P 500 ETF TR        TR UNIT      78462F103    22,630     200,000  SH    PUT      SOLE                  200,000